Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements
Name	Background		Ownership
Delta Technology Holdings USA Inc. (“Urban Tea USA”)	● ● ●	A US company Incorporated on May 22, 2018 A holding company	100% owned by the Company
NTH BVI	● ● ●	A BVI company Incorporated on August 28, 2018 A holding company	100% owned by the Company
BTB HK	● ● ●	A Hong Kong company Incorporated on July 10, 2020 A holding company	100% owned by BTB NY
NTH HK	● ● ●	A Hong Kong company Incorporated on September 11, 2018 A holding company	100% owned by NTH BVI
BTB WFOE	● ● ● ●	A PRC company and deemed a wholly foreign owned enterprise (“WOFE”) Incorporated on May 25, 2021 Registered capital of $800 million A holding company	WOFE, 100% owned by BTB HK
Shanghai MYT	● ● ● ●	A PRC company and deemed a wholly foreign owned enterprise (“WOFE”) Incorporated on October 19 Registered capital of $1 million A holding company	WOFE, 100% owned by NTH HK
Qingdao BTB	● ● ● ●	A PRC company and deemed a wholly foreign owned enterprise (“WOFE”) Incorporated on March 22, 2021 Registered capital of $800 million A holding company	WOFE, 100% owned by NTH HK
BTB Hunan	● ● ● ●	A PRC limited liability company Incorporated on May 13, 2021 Registered capital of $7,749,761 (RMB 50 million) Engaged in specialty blockchain business	100% VIE of BTB WFOE
BTB Digital Hunan	● ● ● ●	A PRC limited liability company Incorporated on May 20, 2021 Registered capital of $7,768,450 (RMB 50 million) Engaged in specialty blockchain business	100% VIE of BTB WFOE

Hunan MYT	● ● ● ●	A PRC limited liability company
Incorporated on October 17, 2018
Registered capital of $4,330,590 (RMB 30 million)
		Engaged in specialty tea product distribution and retail business by provision of high-quality tea beverages in its tea shop chain	100% VIE of Shanghai MYT
39Pu	● ● ● ●	A PRC limited liability company Incorporated on April 14, 2011 Registered capital of $3,522,424 (RMB 20.9 million) with registered capital fully paid-up Engaged in dark tea distribution	51% VIE of Shanghai MYT